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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: __________

     This Amendment (Check only one.):   [ ] is a restatement.
                                         [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    FSI Group, LLC
Address: 441 Vine Street
         Suite 1300
         Cincinnati, Ohio 45202

13F File Number: 28-6728

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  John M. Stein
Title: President
Phone: (513) 746-2200

Signature, Place, and Date of Signing:


/s/ John F. Stein                     Cincinnati, Ohio   November 13, 2009
-----------------------------------   ----------------   ------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: N/A


                                       -1-

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:               -0-
Form 13F Information Table Entry Total:           40
Form 13F Information Table Value Total:     $136,036
                                          (thousands)

List of Other Included Managers: None


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
           COLUMN 1                COLUMN 2     COLUMN 3  COLUMN 4      COLUMN 5      COLUMN 6 COLUMN 7        COLUMN 8
------------------------------ --------------- --------- --------- ------------------ -------- -------- ---------------------
                                                            FMV               SH\ PUT\  Inv.
        Name of Issuer          Title of Class   CUSIP    (000's)  SH or PRN PRN CALL  Discr.  Oth Mgrs    Sole   Shared None
------------------------------ --------------- --------- --------- --------- --- ---- -------- -------- --------- ------ ----
BANK OF AMERICA CORP           COM              60505104 $   9,266   547,656 SH       Sole                547,656
BCSB BANCORP                   COM             055367106 $   1,456   170,107 SH       Sole                170,107
BROOKFIELD PROPERTIES          COM             112900105 $   3,371   299,353 SH       Sole                299,353
CITIGROUP INC.                 COM             172967101 $  12,241 2,529,116 SH       Sole              2,529,116
CITIZENS REPUBLIC BANCORP      COM             174420109 $   1,127 1,483,154 SH       Sole              1,483,154
CITIZENS COMMUNITY BANCORP     COM             174903104 $     293    61,663 SH       Sole                 61,663
CME GROUP                      COM             12572Q105 $   2,944     9,552 SH       Sole                  9,552
FLAGSTAR BANCORP               COM             337930101 $   1,595 1,548,874 SH       Sole              1,548,874
FIRST CITIZEN NC               CL A            31946M103 $   3,182    20,000 SH       Sole                 20,000
FIRST BUSEY CORP.              COM             319383105 $   1,175   250,000 SH       Sole                250,000
FIRST FINANCIAL BANCORP        COM             320209109 $   3,615   300,000 SH       Sole                300,000
FIRST FRANKLIN CORP            COM             320272107 $     247    40,274 SH       Sole                 40,274
FIRST NIAGARA FINANCIAL        COM             33582V108 $   3,083   250,000 SH       Sole                250,000
FIFTH THIRD BANCORP            COM             316773100 $   3,721   367,357 SH       Sole                367,357
GENWORTH FINANCIAL             COM CL A        37247D106 $   6,274   525,000 SH       Sole                525,000
GULFPORT ENERGY                COM             402635304 $     403    46,150 SH       Sole                 46,150
HARTFORD FINANCIAL SERVICES    COM             416515104 $  11,623   438,613 SH       Sole                438,613
INTERCONTINENTALEXCHANGE, INC. COM             45865V100 $   1,944    20,000 SH       Sole                 20,000
INTERNATIONAL ROYALTY CORP     COM             460277106 $      81    20,000 SH       Sole                 20,000
LINCOLN NATIONAL               COM             534187109 $   6,310   243,545 SH       Sole                243,545
LEUCADIA NATIONAL CO           COM             527288104 $   2,492   100,813 SH       Sole                100,813
NYSE GROUP                     COM             629491101 $   2,757    95,424 SH       Sole                 95,424
PATRIOT NATIONAL BANCORP       COM             70336F104 $     111    52,763 SH       Sole                 52,763
MF GLOBAL LTD                  SHS             G60642108 $   2,616   359,838 SH       Sole                359,838
PROTECTIVE LIFE CORP           COM             743674103 $   5,904   275,633 SH       Sole                275,633
PRUDENTIAL FINANCIAL           COM             744320102 $   4,093    82,010 SH       Sole                 82,010
REGIONS FINANCIAL              COM             7591EP100 $   8,379 1,349,225 SH       Sole              1,349,225
SYNOVUS FINANCIAL CO           COM             87161C105 $   3,750 1,000,000 SH       Sole              1,000,000
UNITED COMMUNITY BANK          CAP STK         90984P105 $   2,000   400,000 SH       Sole                400,000
WELLS FARGO                    PERP PFD CONV A 949746804 $   4,465     5,000 SH       Sole                  5,000
TIDELANDS BANCSHARES           COM             886374107 $     891   300,000 SH       Sole                300,000
GREAT FLORIDA CLASS A          CL A            390528107 $   1,632 1,103,000 SH       Sole              1,103,000
FIRST KEYSTONE FINANCIAL       COM             320655103 $   1,960   221,515 SH       Sole                221,515
MAIDEN HOLDINGS LTD            SHS             G5753U112 $   8,724 1,200,000 SH       Sole              1,200,000
MACKINAC FINANCIAL CORP        COM             554571109 $   1,394   340,000 SH       Sole                340,000
JMP GROUP INC                  COM             46629U107 $   1,288   133,333 SH       Sole                133,333
AMERISERV FINANCIAL INC        COM             03074A102 $   3,798 2,110,000 SH       Sole              2,110,000
COMMONWEALTH BANCSHARES        COM             202736104 $   2,409   463,235 SH       Sole                463,235
COMMUNITY BANKERS TRUST        COM             203612106 $   1,954   568,000 SH       Sole                568,000
SOUTHERN NATIONAL BANCORP      COM             843395104 $   1,467   202,950 SH       Sole                202,950
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